RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS [Text Block]

9. RELATED PARTY TRANSACTIONS

The Company's related parties include its directors and officers whose remuneration was as follows, subject to change of control provisions for officers:

	December 31,
	2021	2020	2019
Salaries	491	391	410
Directors' fees	6	35	36
Share-based compensation	504	85	60
	1,001	511	506

a) Directors of the Company participated in the first and second tranches of the Company's Private Placement acquiring 1,566,668 Units (see Note 7 (b)).

b) On October 14, 2021, the Company agreed to settle outstanding debt of $27 (CAD$33) with the Company's former Corporate Secretary, Mr. Lawrence Page (Manex) by issuing 403,665 common shares of the Company at a market price of CAD$0.0825 per share (see Note 7 (d)).

c) On January 26, 2022, the Company entered into a property acquisition agreement to assign its options to acquire the Butte Valley property to BC Co. which is a private British Columbia company established to acquire mineral resource properties. BC Co. was founded by two individuals that are also directors and officers of Lion CG and as such the transaction is a non-arm's length transaction under TSXV rules.

On April 5, 2022, the Company completed the assignment of the two option agreements for the Butte Valley property. Pursuant to the assignment agreement, Lion CG received 16,049,444 common shares of BC Co. Concurrently with the completion of the assignment of the Butte Valley Property, BC Co. closed a private placement for gross proceeds of CAD$3,106 through the issuance of 15,531,130 units at a price of CAD$0.20 per unit. In addition, the Company received a payment of $500 from BC Co. as a reimbursement of exploration expenditures and related costs incurred by the Company on the Butte Valley Property.

The transaction is a non-arm's length transaction under TSXV rules (see Note 16).

d) As per their agreements with the Company, the CEO and President/CFO are entitled to receive an annual grant of options under the Stock Option Plan of the Company on each Annual Review Date. The number of options will be determined by the Board based on a minimum of 50% and maximum of 150% of the annual base compensation. The exercise price per common share of the Company will be equal to the Market Price (as defined in the TSXV policies) of the Company's common shares as at the Annual Review Date, subject to a minimum exercise price per share of CAD$0.05. The applicable percentage on the annual base salary will be determined by the Board based on an assessment of the performance of the CEO and President/CFO in achieving the Annual Objectives for the relevant Annual Review Period. The Board is yet to determine the percentage and number of bonus options to be granted between 50% and 150% of their base compensation to the CEO and President/CFO for 2021.

e) As per their agreements with the Company, the CEO and President/ CFO were each granted 4 million Restricted Stock Units ("RSUs") on October 21, 2021, which were granted subject to vesting in three equal installments over three years. The grant of RSUs are subject to shareholder approval and further subject to Exchange approval of the RSU Plan and the aforementioned grant thereunder. Pursuant to Exchange policies, RSUs granted prior to shareholder approval of the RSU Plan must be specifically approved by a vote of shareholders excluding the votes of the holders of the Restricted Share Units. As a result of these pending approvals, the RSUs cannot commence vesting any earlier than on date of receipt of the same. If at any point the Company divests its interests, including the option to purchase, absent a merger, sale or similar transaction in a) one of either the Chaco Bear or Ashton projects, then 50% of the total RSUs that have not vested will be cancelled, or b) both the Chaco Bear or Ashton projects, then 100% of the total RSUs that have not vested will be cancelled.